united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/15

ITEM 1. REPORTS TO SHAREHOLDERS.

A N N U A L  R E P O R T

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

June 30, 2015

Eventide Asset Management, LLC

One International Place

Floor 35

Boston, MA 02110

1-877-771-3836

E V E N T I D E F U N D S Annual Report 30 June 2015	1

F U N D   M A N A G E R S ’   L E T T E R

Dear Valued Shareholders:

We are grateful to have served our investors over the last year. We are pleased to report strong performance results from Eventide Funds: the Eventide Gilead Fund Class N shares completed the fiscal year ending June 30, 2015 with a total return of 18.20%, compared to 9.45% for its benchmark Russell Mid-Cap Growth Total Return Index and 7.42% for the S&P 500 Total Return Index, outperformances of 8.75% and 10.78%, respectively; the Eventide Healthcare & Life Sciences Fund Class N shares completed the period with a total return of 49.23% compared to 31.39% for its benchmark Healthcare Blended Index and 7.42% for the S&P 500 Total Return Index, outperformances of 17.84% and 41.81%, respectively. In recognition of this performance, both Funds were named Wall Street Journal “Category Kings” for the one-year period ending June 30, 2015, an award given to the top 10 funds in each equity category, ranked by total performance. The Eventide Gilead Fund ranked #2 in the Midcap Growth category out of 425 funds; the Eventide Healthcare & Life Sciences Fund ranked #5 in the Health & Biotech category out of 88 funds.

Over the last year, the best individual performer in both Funds was bluebird bio Inc (ticker: BLUE), a company developing new drugs for patients with severe genetic and orphan diseases, on the strength of positive clinical trial results for their treatment of Sickle Cell Disease. Other top contributors to the Eventide Gilead Fund performance came from Agios Pharmaceuticals (AGIO), a company developing therapies to interrupt cancer cells’ metabolism, Palo Alto Networks Inc (PANW), a company creating cybersecurity solutions for enterprise and government clients, Dyax Corp. (DYAX), treatments for hereditary angioedema, and FireEye Inc (FEYE), threat prevention against cyber attacks for enterprises and governments. Other top contributors to the Eventide Healthcare & Life Sciences Fund were AGIO, Tetraphase Pharmaceuticals Inc (TTPH), developing novel antibiotic therapies for life-threatening infections, DYAX, and Ultragenyx Pharmaceutical (RARE), bringing treatments to market for debilitating genetic diseases.

Top performance detractor for the Eventide Gilead Fund was Terex Corporation (TEX), a company manufacturing lift and material handling solutions, drug down by the so-called “commodities crunch” – falling commodity prices on unclear demand and supply surplus – experienced as of late. The top detractor for the Eventide Healthcare & Life Sciences Fund was Dicerna Pharmaceuticals Inc (DRNA), a company creating DNA-/RNA-targeting treatments for diseases, down on investor concerns around a law suit from a competitor (common in the biotech world) and a capital raise at Dicerna (typically viewed negatively by investors).

Grateful for past success, we nevertheless remain mindful that the markets seek to humble, and that past performance is not an indication of future results.

Looking forward, we continue to carefully seek to discern the macro environment. Our macro views arrive by synthesis of three data streams: 1) leading economic indicators, 2) market valuations, and 3) investor sentiment.

We look at nine leading economic indicators, the “gold standard” being the Conference Board’s Leading Economic Indicator, which continues to show no abatement in progress in a constructive direction. It’s

E V E N T I D E F U N D S Annual Report 30 June 2015	2

noteworthy that this indicator has shown clear downturns in advance of the recessionary periods of 2001 and 2008-9, see Figure 1.

Less favorable are our dashboard of 18 market valuation metrics when compared with historical norms; on the whole, this basket of metrics indicate that markets are slightly overvalued when compared with history. While markets historically overshoot fair value before corrections to mean, nonetheless this tempers optimism of general market appreciation going into the future.

E V E N T I D E F U N D S Annual Report 30 June 2015	3

Finally investor sentiment remains very bearish, which is actually a contrarian positive signal for investment. This indicator follows the logic of the famous maxim by legendary investor Warren Buffett: “Be fearful when others are greedy. Be greedy when others are fearful.” One of our favorite sentiment indicators is published by Bank of America Merrill Lynch Global Research, and shows the percentage of equities recommended by investment professionals to their clients (Figure 2). The bearishness indicated ought to provide investors with a contrarian confidence.

Integrating these views, our current outlook is that the markets can make slow and mild advances. Cautiously optimistic, we are positioning the Funds with a slightly dampened posture towards markets and are seeking investment outperformance mainly through participation in secular investment tailwinds and individual selection of companies whose futures are more dependent on their own ability to create value, irrespective of market forces.

Finally, we fix our vision to offer high performance, values-based asset management for investors, and continue to seek to serve our investors’ needs by investing in companies that we believe are serving the world in compelling ways.

As always, we are grateful for your trust,

Finny Kuruvilla

David Barksdale

The following table shows the performance of the Funds since inception:

Eventide Gilead Fund Returns
			3 year	5 year	Since inception
			annualized	annualized	(07/08/2008)
	YTD return	1 year return	return	return	annualized return
Eventide Gilead Fund*	10.53%	18.20%	29.30%	25.17%	18.09%
Russell Mid-Cap Growth Total Return Index	4.18%	9.45%	19.24%	18.69%	10.87%

S&P 500 Total Return Index	1.23%	7.42%	17.31%	17.34%	9.52%

Eventide Healthcare & Life Sciences Fund Returns
					Since inception
					(12/27/2012)
	YTD return	1 year return			annualized return
Eventide Healthcare & Life Sciences Fund*	24.69%	49.23%			46.76%
Healthcare Blended Index	18.05%	31.39%			34.60%

S&P 500 Total Return Index	1.23%	7.42%			18.56%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.

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Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the funds’ prospectus for more information regarding the funds’ fees and expenses. Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund performance shown is for No-load Class shares (please see a prospectus for information about other share classes). For performance information current to the most recent month-end, please call toll-free 877-771-EVEN (3836).

Eventide Gilead Fund expenses: Total Expenses 1.45%. Eventide Healthcare & Life Sciences Fund expenses: Gross Expenses 1.70%; Net Expenses 1.64%. The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through 31 October 2015. The agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice.

Wall Street Journal rankings are not intended to constitute investment advice. Rather, you should use the rankings for informational purposes only. The Eventide Gilead Fund ranked #2 out of 369 Mid-Cap Growth funds (Lipper data) for the 3-yr period based on total returns and #2 out of 333 Mid-Cap Growth funds (Lipper data) for the 5-yr period based on total returns.

The S&P 500 is an index created by Standard & Poor’s Corp considered to represent the performance of the stock market generally. The Russell Midcap Growth Index measures the performance of the U.S. equity mid-cap growth segment. It includes mid-cap companies with higher price-to-book ratios and forecasted growth. The Healthcare Blended Index is composed of equal parts of the S&P 400 Healthcare Index and the S&P 600 Healthcare Index. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

Holdings as of June 30, 2015, and subject to change (in order of appearance):

BLUE: 2.86% of Gilead Fund net assets; 4.13% of Healthcare & Life Sciences Fund net assets.

AGIO: 0.82% of Gilead Fund net assets; 0.88% of Healthcare & Life Sciences Fund net assets.

PANW: 2.10% of Gilead Fund net assets; not a holding of Healthcare & Life Sciences Fund.

DYAX: 1.41% of Gilead Fund net assets; 2.66% of Healthcare & Life Sciences Fund net assets.

FEYE: 2.10% of Gilead Fund net assets; not a holding of Healthcare & Life Sciences Fund.

TTPH: 0.37% of Gilead Fund net assets; 2.19% of Healthcare & Life Sciences Fund net assets.

RARE: not a holding of Gilead Fund; 2.85% of Healthcare & Life Sciences Fund net assets.

TEX: 0.67% of Gilead Fund net assets; not a holding of Healthcare & Life Sciences Fund.

DRNA: not a holding of Gilead Fund; 1.27% of Healthcare & Life Sciences Fund net assets.

Mutual Funds involve risk including the possible loss of principal. The Eventide Funds can invest in smaller-sized companies which may experience higher failure rates than larger companies and they normally have a lower trading volume than larger companies. The Funds’ ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. The Funds can have risk associated with the biotechnology and pharmaceutical industry in which these companies may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. The funds can have risk related to option investing. There are special risks associated with investments in foreign companies including exposure to currency fluctuations, less efficient trading markets, political instability and differing auditing and legal standards. The Funds can have risk associated with a higher portfolio turnover, which could result in higher transactional costs. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

An investor should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about Eventide Funds can be found in the Funds’ prospectus. Please read the prospectus carefully before investing. To obtain a current prospectus please call the fund, toll free at 877-771- EVEN (3836) or visit www.eventidefunds.com. Eventide Funds are distributed by Northern Lights Distributors, LLC, member FINRA, which is not affiliated with Eventide Asset Management, LLC.

Fund Contact: Jason Myhre, 877-771-EVEN (3836)

4571-NLD-8/12/2015

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E V E N T I D E  G I L E A D  F U N D

Portfolio Review (Unaudited) 30 June 2015

The Fund’s performance figures* for each of the periods ended June 30, 2015 compared to its benchmark:

	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class N [a]	18.20%	29.30%	25.17%	18.09%
Class A without load [b]	18.15%	29.25%	25.12%	23.24%
Class A with 5.75% load [b]	11.34%	26.72%	23.64%	21.97%
Class C [b]	17.25%	28.26%	24.17%	22.29%
Class I [c]	18.45%	29.57%	25.41%	20.80%
S&P 500 Total Return Index [d] **	7.42%	17.31%	17.34%	9.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.50%, 2.25%, 1.45%, and 1.25% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

a.	Class N commenced operations on July 8, 2008.

b.	Class A and Class C commenced operations on October 28, 2009.

c.	Class I commenced operations on February 2, 2010.

d.	Since inception return assumes inception date of July 8, 2008.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	12.1%
Software	10.7%
Auto Parts & Equipment	9.1%
Pharmaceuticals	8.2%
Semiconductors	6.5%
Commercial Services	4.9%
Internet	4.1%
Energy-Alternate Sources	3.5%
Real Estate Investment Trusts	3.2%
Transportation	2.3%
Other / Cash & Cash Equivalents	35.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Annual Report 30 June 2015	6

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Portfolio Review (Unaudited) 30 June 2015

The Fund’s performance figures* for each of the periods ended June 30, 2015, compared to its benchmarks:

	1 Year Return	Since Inception [a]
Class N	49.23%	46.76%
Class A without load	49.09%	46.60%
Class A with 5.75% load	40.50%	43.18%
Class C	48.01%	45.54%
Class I	49.46%	46.98%
S&P 500 Health Care Sector Total Return Index**	24.17%	30.41%
Eventide Healthcare & Life Sciences Blend Index***	31.39%	34.60%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, 12b-1 fees, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.43% for the Eventide Healthcare & Life Sciences Fund’s Class N, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.75%, 2.50%, 1.70%, and 1.50% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Health Care Sector Total Return Index is designed to measure the performance of the GICS health care sector. Each stock in the Index is a member of the S&P 500.

***	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

a.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	39.7%
Pharmaceuticals	36.0%
Healthcare-Products	4.6%
Software	3.9%
Electronics	0.4%
Other / Cash & Cash Equivalents	15.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings

E V E N T I D E F U N D S Annual Report 30 June 2015	7

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Portfolio of Investments 30 June 2015	1 of 3

Shares		Value

	COMMON STOCK - 79.4%
	AUTO MANUFACTURERS - 1.5%
110,300	Tesla Motors, Inc. *	$29,589,078

	AUTO PARTS & EQUIPMENT - 8.8%
366,100	BorgWarner, Inc.	20,809,124
7,142,857	Car Charging Group, Inc. *^+#	1,484,223
327,300	Lear Corp.	36,742,698
705,000	Magna International, Inc.	39,543,450
769,200	Mobileye NV *	40,898,364
255,600	WABCO Holdings, Inc. *	31,622,832
		171,100,691
	BIOTECHNOLOGY - 12.1%
95,000	Applied Genetic Technologies Corp. *	1,457,300
328,800	Bluebird Bio, Inc. *	55,360,056
609,900	Celgene Corp. *	70,586,777
228,800	Celldex Therapeutics, Inc. *	5,770,336
684,100	Five Prime Therapeutics, Inc. *	16,993,044
80,000	Ligand Pharmaceuticals, Inc. *	8,072,000
452,800	MacroGenics, Inc. *	17,192,816
174,800	Medivation, Inc. *	19,962,160
1,449,700	Novavax, Inc. *	16,149,658
384,200	Sangamo Biosciences, Inc. *	4,260,778
435,500	Stemline Therapeutics, Inc. *	5,125,835
1,193,431	Veracyte, Inc. *	13,294,821
		234,225,581
	COMMERCIAL SERVICES - 4.9%
948,600	KAR Auction Services, Inc.	35,477,640
633,700	Macquarie Infrastructure Co. LLC	52,362,631
232,800	Quanta Services, Inc. *	6,709,296
		94,549,567
	COMPUTERS - 1.8%
390,500	Synaptics, Inc. *	33,870,017

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
428,600	Aircastle, Ltd.	9,716,362

	ELECTRIC - 1.8%
803,600	Calpine Corp. *	14,456,764
856,100	NRG Energy, Inc.	19,587,568
		34,044,332
	ENERGY-ALTERNATE SOURCES - 3.5%
372,800	Solarcity Corp. *	19,963,440
1,573,600	SunEdison, Inc. *	47,066,376
		67,029,816
	ENGINEERING & CONSTRUCTION - 1.2%
468,200	Chicago Bridge & Iron Co. NV	23,428,728

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	8

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Portfolio of Investments 30 June 2015	2 of 3

Shares		Value

	FOOD - 0.7%
1,290,200	SunOpta, Inc. *	$13,843,846

	FOREST PRODUCTS & PAPER - 0.5%
218,600	Domtar Corp.	9,050,040

	INTERNET - 4.1%
828,300	FireEye, Inc. *	40,512,153
568,800	Splunk, Inc. *	39,599,856
		80,112,009
	IRON/STEEL - 1.3%
1,211,900	Steel Dynamics, Inc.	25,104,509

	MACHINERY - CONSTRUCTION & MINING - 0.6%
557,400	Terex Corp.	12,959,550

	MACHINERY - DIVERSIFIED - 2.2%
205,000	Cognex Corp.	9,860,500
350,000	Wabtec Corp/DE	32,984,000
		42,844,500
	MISCELLANEOUS MANUFACTURING - 1.2%
913,100	Trinity Industries, Inc.	24,133,233

	OIL & GAS SERVICES - 0.7%
144,800	EOG Resources, Inc.	12,677,240

	PHARMACEUTICALS - 8.2%
711,400	AbbVie, Inc.	47,798,965
221,100	ACADIA Pharmaceuticals, Inc. *	9,259,668
142,200	Agios Pharmaceuticals, Inc. *	15,804,108
358,300	Chimerix, Inc. *	16,553,460
382,202	Collegium Pharmaceutical, Inc. *	6,818,484
122,526	Collegium Pharmaceutical, Inc. *^+	2,120,287
1,027,400	Dyax Corp. *	27,226,100
293,000	Portola Pharmaceuticals, Inc. *	13,346,150
220,100	Sarepta Therapeutics, Inc. *	6,697,643
151,000	Tetraphase Pharmaceuticals, Inc. *	7,163,440
50,000	Xencor, Inc. *	1,098,500
616,300	Zosano Pharma Corp. *	4,468,175
		158,354,980
	RETAIL - 2.2%
645,400	Lowe’s Cos., Inc.	43,222,438

	SEMICONDUCTORS - 6.5%
312,700	ASML Holding NV	32,561,451
799,100	Inphi Corp. *	18,267,426
1,027,800	Integrated Device Technology, Inc. *	22,303,260
482,300	Lam Research Corp.	39,235,105
292,600	Linear Technology Corp.	12,941,698
		125,308,940

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	9

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Portfolio of Investments 30 June 2015	3 of 3

Shares		Value

	SOFTWARE - 10.7%
83,000	Aspen Technology, Inc. *	$3,780,650
570,000	CyberArk Software, Ltd. *	35,807,400
329,700	Imperva, Inc. *	22,320,690
150,000	inContact, Inc. *	1,480,500
222,200	Interactive Intelligence Group, Inc. *	9,881,234
492,900	Proofpoint, Inc. *	31,382,943
521,300	Qlik Technologies, Inc. *	18,224,648
581,100	Red Hat, Inc. *	44,122,923
343,400	Tableau Software, Inc. *	39,594,020
		206,595,008
	TELECOMMUNICATIONS - 2.1%
232,900	Palo Alto Networks, Inc. *	40,687,630

	TRANSPORTATION - 2.3%
360,200	Costamare, Inc.	6,616,874
848,200	XPO Logistics, Inc. *	38,321,676
		44,938,550
	TOTAL COMMON STOCK (Cost $1,285,240,535)	1,537,386,645

	PREFERRED STOCK - 0.3%
	AUTO PARTS & EQUIPMENT - 0.3%
58,159	Car Charging Group, Inc., 9.64%, 12/23/2015 *^+# (Cost $5,815,892)	5,815,892
		5,815,892
	WARRANTS - 0.0%
10,204,081	Car Charging Group, Inc., $1.00 *^+#	144,776
7,142,858	Car Charging Group, Inc., $1.00 *^ +#	108,767
	TOTAL WARRANTS (Cost $0)	253,543
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.2%
454,800	Crown Castle International Corp.	36,520,440
400,900	Extra Space Storage, Inc.	26,146,698
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $63,437,202)	62,667,138
Par Value
	CORPORATE BONDS - 0.0%
$145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015 (Cost $144,890)	145,000

Shares
	SHORT-TERM INVESTMENTS - 22.2%
429,889,534	Fidelity Institutional Money Market Fund - Institutional Class, 0.14%**
	(Cost $429,889,534)	429,889,534
	TOTAL INVESTMENTS - 105.1% (Cost $1,784,528,053) [a]	$2,036,157,752

	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(98,856,665)
	TOTAL NET ASSETS - 100.0%	$1,937,301,087

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on June 30, 2015.

^	Private investments in public equities “PIPE”. PIPE investments are Unregistered shares of an illiquid and restricted security. For more information please refer to Note 7 in the Notes to Financial Statements.

#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

+	Fair valued security. As of June 30, 2015 fair valued securities had a market value of $9,673,945 and represented 0.5% of Total Net Assets.

a.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,782,482,816 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$301,016,765
Unrealized depreciation	(47,341,829)
Net unrealized appreciation	$253,674,936

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	10

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Portfolio of Investments 30 June 2015	1 of 2

Shares		Value

	COMMON STOCK - 84.6%
	BIOTECHNOLOGY - 39.7%
87,100	Acceleron Pharma, Inc. *	$2,755,844
45,500	Alnylam Pharmaceuticals, Inc. *	5,454,085
110,500	Applied Genetic Technologies Corp. *	1,695,070
51,800	BioMarin Pharmaceutical Inc. *	7,085,204
74,000	Bluebird Bio, Inc. *	12,459,380
55,100	Celgene Corp. *	6,376,998
59,900	Celldex Therapeutics, Inc. *	1,510,678
194,500	Dynavax Technologies Corp. *	4,556,162
273,800	Five Prime Therapeutics, Inc. *	6,801,192
88,600	Insmed, Inc. *	2,163,612
33,500	Ligand Pharmaceuticals, Inc. *	3,380,150
243,700	Loxo Oncology, Inc. *	4,393,911
169,700	MacroGenics, Inc. *	6,443,509
33,400	Medivation, Inc. *	3,814,280
459,000	Novavax, Inc. *	5,113,260
85,100	OncoMed Pharmaceuticals, Inc. *	1,914,750
99,400	Repligen Corp. *	4,102,238
165,100	Retrophin, Inc. *	5,473,065
40,200	Sage Therapeutics, Inc. *	2,934,600
98,300	Sangamo BioSciences, Inc. *	1,090,147
128,100	Seattle Genetics, Inc. *	6,200,040
38,200	Spark Therapeutics, Inc. *	2,302,314
268,750	Stemline Therapeutics, Inc. *	3,163,188
84,100	Ultragenyx Pharmaceutical, Inc. *	8,610,999
858,067	Veracyte, Inc. *	9,558,866
10,900	Verastem, Inc. *	82,186
152,200	XOMA Corp. *	590,536
		120,026,264
	CHEMICALS - 0.0%
10,000	Codexis, Inc. *	38,900

	ELECTRONICS - 0.4%
14,800	FEI Co.	1,227,364

	HEALTHCARE-PRODUCTS - 4.6%
364,600	Accuray, Inc. *	2,457,404
152,300	AtriCure, Inc. *	3,752,672
103,700	Cardiovascular Systems, Inc. *	2,742,865
75,000	Natus Medical, Inc. *	3,192,000
155,300	Tandem Diabetes Care, Inc. *	1,683,452
		13,828,393

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	11

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Portfolio of Investments 30 June 2015	2 of 2

Shares		Value

	PHARMACEUTICALS – 36.0%
72,900	AbbVie, Inc.	$4,898,151
50,000	ACADIA Pharmaceuticals, Inc. *	2,094,000
24,000	Agios Pharmaceuticals, Inc. *	2,667,360
153,800	Cempra, Inc. *	5,284,568
132,500	Chimerix, Inc. *	6,121,500
122,628	Cidara Therapeutics, Inc. *	1,719,245
363,600	Colegium Pharmaceutical, Inc. *	6,486,624
245,052	Collegium Pharmaceutical, Inc. *^+	4,240,574
128,400	DBV Technologies SA *	3,823,752
275,300	Dicerna Pharmaceuticals, Inc. *	3,840,435
303,000	Dyax Corp. *	8,029,500
39,000	Esperion Therapeutics, Inc. *	3,188,640
36,100	GW Pharmaceuticals PLC *	4,434,524
102,904	Immune Design Corp. *	2,124,968
112,600	Infinity Pharmaceuticals, Inc. *	1,232,970
151,400	Neurocrine Biosciences, Inc. *	7,230,864
112,300	Portola Pharmaceuticals, Inc. *	5,115,265
16,000	Raptor Pharmaceutical Corp. *	252,640
160,516	Regulus Therapeutics, Inc. *	1,759,255
39,000	Sarepta Therapeutics, Inc. *	1,186,770
286,600	Supernus Pharmaceuticals, Inc. *	4,866,468
115,400	TESARO, Inc. *	6,784,366
139,000	Tetraphase Pharmaceuticals, Inc. *	6,594,160
271,100	TG Therapeutics, Inc. *	4,497,549
90,500	uniQure B.V. *	2,443,500
277,700	Xencor, Inc. *	6,101,069
262,100	Zosano Pharma Corp. *	1,900,225
		108,918,942
	SOFTWARE – 3.9%
16,300	athenahealth, Inc. *	1,867,654
550,600	Caslight Health, Inc. *	4,481,884
65,300	Cerner Corp. *	4,509,618
18,900	Medidata Solutions, Inc. *	1,026,648
		11,885,804
	TOTAL COMMON STOCK (Cost $182,096,812)	255,925,667
	SHORT-TERM INVESTMENTS – 16.8%
50,610,518	Fidelity Institutional Money Market Fund – Institutional Class, 0.14%**
	(Cost $50,610,518)	50,610,518
	TOTAL INVESTMENTS – 101.4% (Cost $232,707,330)[a]	$306,536,185

	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%	(4,323,572)
	TOTAL NET ASSETS – 100.0%	$302,212,613

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on June 30, 2015.

^	Private investments in public equities “PIPE”. PIPE investments are Unregistered shares of an illiquid and restricted security. For more information please refer to Note 7 in the Notes to Financial Statements.

+	Fair valued security. As of June 30, 2015 fair valued securities had a market value of $4,240,574 and represented 1.4% of Total Net Assets.

a.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $232,740,398 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$84,122,026
Unrealized depreciation	(10,326,239)
Net unrealized appreciation	$73,795,787

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	12

E V E N T I D E F U N D S
Statement of Assets and Liabilities 30 June 2015	1 of 2

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,773,712,161	$232,707,330
Affiliated investments at cost	10,815,892	—
Unaffiliated investments at value	$2,028,604,095	$306,536,185
Affiliated investments at value	7,553,657	—
Receivable for securities sold	620,061	68,750
Receivable for Fund shares sold	9,843,214	1,094,545
Dividends and interest receivable	655,161	3,645
Prepaid expenses and other assets	99,256	52,164
TOTAL ASSETS	2,047,375,444	307,755,289
LIABILITIES
Payable for investments purchased	101,873,762	4,595,577
Management fees payable	1,644,889	275,211
Distribution (12b-1) fees payable	196,312	24,775
Payable for Fund shares repurchased	6,067,200	575,941
Fees payable to other related parties	52,872	10,011
Accrued expenses and other liabilities	239,322	61,161
TOTAL LIABILITIES	110,074,357	5,542,676
NET ASSETS	$1,937,301,087	$302,212,613
Composition of Net Assets:
Paid in capital	$1,668,208,607	$225,153,838
Accumulated net investment loss	(3,303,291)	(1,662,943)
Accumulated net realized gain from security transactions	20,766,072	4,892,863
Net unrealized appreciation on investments	251,629,699	73,828,855
NET ASSETS	$1,937,301,087	$302,212,613

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	13

E V E N T I D E F U N D S
Statement of Assets and Liabilities 30 June 2015	2 of 2

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund

Net Asset Value Per Share:
Class N Shares:
Net Assets	$659,295,689	$42,632,439
Shares of beneficial interest outstanding [a]	22,584,860	1,630,160
Net asset value (Net Assets ÷ Shares Outstanding), Offering price, and redemption price per share	$29.19	$26.15
Class A Shares:
Net Assets	$692,670,607	$148,921,377
Shares of beneficial interest outstanding [a]	23,781,320	5,708,550
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$29.13	$26.09
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$30.91	$27.68
Class C Shares:
Net Assets	$184,201,560	$40,276,980
Shares of beneficial interest outstanding [a]	6,618,508	1,572,131
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$27.83	$25.62

Class I Shares:
Net Assets	$401,133,231	$70,381,817
Shares of beneficial interest outstanding [a]	13,596,079	2,680,263
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$29.50	$26.26

a.	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	14

E V E N T I D E  F U N D S

Statements of Operations 30 June 2015

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund
INVESTMENT INCOME
Dividends	$8,352,504	$156,782
Affiliated Dividend Income	145,400	—
Interest	269,175	24,661
Foreign dividend withholding taxes	(114,741)	—
Other Income [a]	452,635	—
TOTAL INVESTMENT INCOME	9,104,973	181,443
EXPENSES
Management fees	11,058,426	1,837,070
Distribution (12b-1) fees:
Class N	784,591	42,712
Class A	1,024,416	216,553
Class C	952,021	197,279
Administrative fees	485,523	90,001
MFund service fees	397,154	46,002
Non 12b-1 shareholder servicing fees	331,642	74,816
Printing and postage expenses	209,217	37,499
Custodian fees	70,200	17,542
Registration fees	49,765	54,255
Insurance expense	34,515	7,781
Professional fees	23,686	26,035
Compliance officer fees	20,705	11,078
Transfer agent fees	16,790	14,442
Trustees fees and expenses	12,052	5,117
Other expenses	85,645	15,542
TOTAL EXPENSES	15,556,348	2,693,724
Plus: Recapture of fees previously waived	—	90,538
NET EXPENSES	15,556,348	2,784,262
NET INVESTMENT LOSS	(6,451,375)	(2,602,819)
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	27,151,616	8,253,576
Net change in unrealized appreciation on:
Investments	168,337,939	63,584,976

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	195,489,555	71,838,552
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,038,180	$69,235,733

a.	See Note 8 of the financial statements.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	15

E V E N T I D E G I L E A D F U N D
Statements of Changes in Net Assets 30 June 2015	1 of 2

	For the	For the
	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
FROM OPERATIONS
Net investment loss	$(6,451,375)	$(1,743,687)
Net realized gain from investments	27,151,616	408,067
Net change in unrealized appreciation on investments	168,337,939	69,291,895
Net increase in net assets resulting from operations	189,038,180	67,956,275
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(461,238)	(1,038,240)
Class A	(515,092)	(793,735)
Class C	(115,629)	(173,114)
Class I	(246,383)	(235,994)
Total distributions to shareholders	(1,338,342)	(2,241,083)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	409,004,381	381,636,494
Class A	450,498,004	246,992,460
Class C	122,240,206	49,265,526
Class I	304,799,800	134,137,733
Net asset value of shares issued in reinvestment of
distributions:
Class N	416,249	806,193
Class A	470,433	717,903
Class C	109,501	161,404
Class I	222,694	165,725
Redemption fee proceeds:
Class N	5	—
Class C	3	—
Class I	4	—
Payments for shares repurchased:
Class N	(105,538,676)	(145,812,280)
Class A	(93,272,238)	(40,327,711)
Class C	(8,536,174)	(2,903,278)
Class I	(56,974,411)	(29,346,514)
Net increase in net assets from shares of beneficial interest	1,023,439,781	595,493,655
TOTAL INCREASE IN NET ASSETS	1,211,139,619	661,208,847
NET ASSETS
Beginning of Year	726,161,468	64,952,621
End of Year *	$1,937,301,087	$726,161,468
* Includes accumulated net investment loss of:	$(3,303,291)	$(895,741)

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	16

E V E N T I D E G I L E A D F U N D
Statements of Changes in Net Assets 30 June 2015	2 of 2

	For the	For the
	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
SHARE ACTIVITY
Class N:
Shares Sold	14,923,103	16,566,393
Shares Reinvested	15,696	36,413
Shares Repurchased	(4,100,505)	(6,357,383)
Net increase in shares of beneficial interest outstanding	10,838,294	10,245,423
Class A:
Shares Sold	16,687,168	10,771,788
Shares Reinvested	17,779	32,470
Shares Repurchased	(3,591,313)	(1,759,264)
Net increase in shares of beneficial interest outstanding	13,113,634	9,044,994
Class C:
Shares Sold	4,639,534	2,232,315
Shares Reinvested	4,313	7,553
Shares Repurchased	(334,119)	(132,041)
Net increase in shares of beneficial interest outstanding	4,309,728	2,107,827
Class I:
Shares Sold	11,037,615	5,796,376
Shares Reinvested	8,319	7,428
Shares Repurchased	(2,149,073)	(1,303,803)
Net increase in shares of beneficial interest outstanding	8,896,861	4,500,001

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	17

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Statements of Changes in Net Assets 30 June 2015	1 of 2

	For the	For the
	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
FROM OPERATIONS
Net investment loss	$(2,602,819)	$(851,019)
Net realized gain (loss) from investments	8,253,576	(3,231,023)
Net change in unrealized appreciation on investments	63,584,976	9,737,814
Net increase in net assets resulting from operations	69,235,733	5,655,772
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	28,588,069	21,892,293
Class A	75,966,324	64,559,307
Class C	22,080,405	11,678,224
Class I	37,977,559	24,183,652
Redemption fee proceeds:
Class N	20,115	17,799
Class A	80,518	64,603
Class C	18,164	11,491
Class I	36,008	23,745
Payments for shares repurchased:
Class N	(10,009,905)	(6,971,391)
Class A	(27,325,711)	(5,916,849)
Class C	(2,187,889)	(675,177)
Class I	(10,653,414)	(2,092,812)
Net increase in net assets from shares of beneficial interest	114,590,243	106,774,885
TOTAL INCREASE IN NET ASSETS	183,825,976	112,430,657
NET ASSETS
Beginning of Year	118,386,637	5,955,980
End of Year *	$302,212,613	$118,386,637
* Includes accumulated net investment loss of:	$(1,662,943)	$(696,111)

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	18

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Statements of Changes in Net Assets 30 June 2015	2 of 2

	For the	For the
	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
SHARE ACTIVITY
Class N:
Shares Sold	1,236,580	1,260,407
Shares Repurchased	(498,920)	(419,981)
Net increase in shares of beneficial interest outstanding	737,660	840,426
Class A:
Shares Sold	3,429,004	3,803,517
Shares Repurchased	(1,391,697)	(357,310)
Net increase in shares of beneficial interest outstanding	2,037,307	3,446,207
Class C:
Shares Sold	975,211	703,017
Shares Repurchased	(107,896)	(42,913)
Net increase in shares of beneficial interest outstanding	867,315	660,104
Class I:
Shares Sold	1,715,875	1,473,025
Shares Repurchased	(532,389)	(131,499)
Net increase in shares of beneficial interest outstanding	1,183,486	1,341,526

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	19

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class N) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years

	Class N
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$24.74	$18.47	$13.62	$14.89	$10.25
Activity from investment operations:
Net investment loss	(0.14)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.14)
Net realized and unrealized gain (loss) on investments	4.63	6.53	4.95	(0.48)	5.02
Total from investment operations	4.49	6.43	4.85	(0.64)	4.88
Less distributions from:
Net realized gains	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [2]	0.00 [7]	—	—	—	—
Net asset value, end of year	$29.19	$24.74	$18.47	$13.62	$14.89
Total return [2]	18.20%	34.92%	35.61%	(3.91)%	47.93%
Net assets, at end of year (000s)	$659,296	$290,591	$27,722	$12,400	$9,935
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.35%	1.43%	1.73%	2.04%	2.57%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.35%	1.50%	1.62%	1.63%	1.67%
Ratio of net investment loss to average net assets [4,5,6]	(0.51)%	(0.43)%	(0.65)%	(1.18)%	(1.08)%
Portfolio Turnover Rate	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying 6. investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	20

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class A) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$24.69	$18.44	$13.61	$14.89	$10.25
Activity from investment operations:
Net investment loss	(0.15)[1]	(0.11)[1]	(0.11)[1]	(0.16)[1]	(0.07)
Net realized and unrealized gain (loss) on investments	4.63	6.52	4.94	(0.49)	4.95
Total from investment operations	4.48	6.41	4.83	(0.65)	4.88
Less distributions from:
Net realized gains	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.04)	(0.16)	—	(0.63)	(0.24)

Net asset value, end of year	$29.13	$24.69	$18.44	$13.61	$14.89
Total return [2]	18.15%	34.87%	35.49%	(3.97)%	47.93%
Net assets, at end of year (000s)	$692,671	$263,436	$29,929	$13,148	$4,054
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.40%	1.48%	1.78%	2.07%	2.62%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.40%	1.55%	1.67%	1.68%	1.72%
Ratio of net investment loss to average net assets [4,5,6]	(0.56)%	(0.46)%	(0.70)%	(1.22)%	(1.21)%
Portfolio Turnover Rate	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	21

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class C) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$23.77	$17.91	$13.31	$14.69	$10.19
Activity from investment operations:
Net investment loss	(0.34)[1]	(0.27)[1]	(0.22)[1]	(0.26)[1]	(0.17)
Net realized and unrealized gain (loss) on investments	4.44	6.29	4.82	(0.49)	4.91
Total from investment operations	4.10	6.02	4.60	(0.75)	4.74
Less distributions from:
Net realized gains	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [1]	0.00 [7]	—	—	—	—
Net asset value, end of year	$27.83	$23.77	$17.91	$13.31	$14.69
Total return [2]	17.25%	33.72%	34.56%	(4.73)%	46.83%
Net assets, at end of year (000s)	$184,202	$54,891	$3,599	$1,314	$878
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	2.15%	2.23%	2.53%	2.83%	3.37%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	2.15%	2.30%	2.42%	2.43%	2.47%
Ratio of net investment loss to average net assets [4,5,6]	(1.31)%	(1.20)%	(1.45)%	(1.99)%	(1.89)%
Portfolio Turnover Rate	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% f the year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	22

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class I) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$24.95	$18.59	$13.68	$14.93	$10.26
Activity from investment operations:
Net investment loss	(0.09)[1]	(0.05)[1]	(0.08)[1]	(0.13)[1]	(0.10)
Net realized and unrealized gain (loss) on investments	4.68	6.57	4.99	(0.49)	5.01
Total from investment operations	4.59	6.52	4.91	(0.62)	4.91
Less distributions from:
Net realized gains	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [1]	0.00 [7]	—	—	—	—
Net asset value, end of year	$29.50	$24.95	$18.59	$13.68	$14.93
Total return [2]	18.45%	35.18%	35.89%	(3.76)%	48.18%
Net assets, at end of year (000s)	$401,133	$117,243	$3,703	$1,586	$1,159
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.15%	1.23%	1.53%	1.87%	2.37%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.15%	1.30%	1.42%	1.43%	1.47%
Ratio of net investment loss to average net assets [4,5,6]	(0.32)%	(0.20)%	(0.48)%	(1.01)%	(0.91)%
Portfolio Turnover Rate	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for th year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	23

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class N) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class N
	Year	Year	Period
	Ended	Ended	Ended
	June 30,	June 30,	June 30,
	2015	2014	2013 [1]
Net asset value, beginning of period	$17.53	$12.50	$10.00
Activity from investment operations:
Net investment loss [2]	(0.31)	(0.26)	(0.09)
Net realized and unrealized gain on investments	8.91	5.25	2.59
Total from investment operations	8.60	4.99	2.50

Paid-in-Capital From Redemption Fees [2]	0.02	0.04	—
Net asset value, end of period	$26.15	$17.53	$12.50
Total return [3]	49.23%	40.24%	25.00%[6]
Net assets, at end of period (000s)	$42,632	$15,646	$651
Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	1.50%	1.69%	9.50%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	1.53%	1.63%	1.63%[7]
Ratio of net investment loss to average net assets [5,8]	(1.46)%	(1.52)%	(1.53)%[7]
Portfolio Turnover Rate	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the 8. Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	24

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class A) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class A
	Year	Year	Period
	Ended	Ended	Ended
	June 30,	June 30,	June 30,
	2015	2014	2013 [1]
Net asset value, beginning of period	$17.50	$12.48	$10.00
Activity from investment operations:
Net investment loss [2]	(0.32)	(0.26)	(0.10)
Net realized and unrealized gain on investments	8.89	5.24	2.58
Total from investment operations	8.57	4.98	2.48

Paid-in-Capital From Redemption Fees [2]	0.02	0.04	—
Net asset value, end of period	$26.09	$17.50	$12.48
Total return [3]	49.09%	40.22%	24.80%[6]
Net assets, at end of period (000s)	$148,921	$64,239	$2,808
Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	1.55%	1.74%	9.55%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	1.58%	1.68%	1.68%[7]
Ratio of net investment loss to average net assets [5,8]	(1.51)%	(1.57)%	(1.56)%[7]
Portfolio Turnover Rate	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if a Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	25

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class C) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class C
	Year	Year	Period
	Ended	Ended	Ended
	June 30,	June 30,	June 30,
	2015	2014	2013 [1]
Net asset value, beginning of period	$17.31	$12.44	$10.00
Activity from investment operations:
Net investment loss [2]	(0.48)	(0.38)	(0.14)
Net realized and unrealized gain on investments	8.77	5.21	2.58
Total from investment operations	8.29	4.83	2.44

Paid-in-Capital From Redemption Fees [2]	0.02	0.04	—
Net asset value, end of period	$25.62	$17.31	$12.44
Total return [3]	48.01%	39.15%	24.40%[6]
Net assets, at end of period (000s)	$40,277	$12,201	$556
Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	2.30%	2.49%	10.30%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	2.33%	2.43%	2.43%[7]
Ratio of net investment loss to average net assets [5,8]	(2.26)%	(2.32)%	(2.31)%[7]
Portfolio Turnover Rate	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	26

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class I) 30 June 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class I

	Year	Year	Period
	Ended	Ended	Ended
	June 30,	June 30,	June 30,
	2015	2014	2013 [1]
Net asset value, beginning of period	$17.57	$12.50	$10.00
Activity from investment operations:
Net investment loss [2]	(0.27)	(0.22)	(0.08)
Net realized and unrealized gain on investments	8.94	5.25	2.58
Total from investment operations	8.67	5.03	2.50

Paid-in-Capital From Redemption Fees [2]	0.02	0.04	—
Net asset value, end of period	$26.26	$17.57	$12.50
Total return [3]	49.46%	40.56%	25.00%[6]
Net assets, at end of period (000s)	$70,382	$26,301	$1,941
Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	1.30%	1.49%	9.30%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	1.33%	1.43%	1.43%[7]
Ratio of net investment loss to average net assets [5,8]	(1.26)%	(1.32)%	(1.33)%[7]
Portfolio Turnover Rate	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	27

E V E N T I D E  F U N D S

Notes to Financial Statements 30 June 2015

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund (each a “Fund” or collectively the “Funds”). The Eventide Gilead Fund is registered as a diversified fund and the Eventide Healthcare & Life Sciences Fund is registered as a non-diversified fund. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that

E V E N T I D E F U N D S Annual Report 30 June 2015	28

the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. There is no single standard for determining fair value of a security. Rather, the fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated net asset values of the Non-Traded assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Manager, acting under the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Manager and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Manager; and (vii) the liquidity or illiquidity of the market for the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

E V E N T I D E F U N D S Annual Report 30 June 2015	29

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets
		Level 2 (Other
	Level 1 (Quoted	Significant Observable
Security Classifications [a]	Prices)	Inputs)	Level 3	Totals
Common Stock [b]	$1,533,782,135	$3,604,510	—	$1,537,386,645
Preferred Stock	—		$5,815,892	5,815,892
Warrants	—	253,543	—	253,543
Real Estate Investment Trusts (REITs)	62,667,138	—	—	62,667,138
Corporate Bonds	—	145,000	—	145,000
Short-Term Investments	429,889,534	—	—	429,889,534
Total	$2,026,338,807	$4,003,053	$5,815,892	$2,036,157,752

Eventide Healthcare & Life Sciences Fund Assets
		Level 2 (Other
	Level 1 (Quoted	Significant Observable
Security Classifications [a]	Prices)	Inputs)	Level 3	Totals
Common Stock [b]	$251,685,093	$4,240,574	—	$255,925,667
Preferred Stock	—	—	—	—
Short-Term Investments	50,610,518	—	—	50,610,518
Total	$302,295,611	$4,240,574	—	$306,536,185

a.	There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

b.	For a detailed break-out of common stocks by industry, by please refer to the Portfolios of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Preferred Stock	Total
Beginning Balance 6/30/2014	—	—
Total realized gain (loss)	—	—
Appreciation (Depreciation)	—	—
Cost of Purchases	$5,815,892	$5,815,892
Proceeds from Short Sales	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance 6/30/2015	$5,815,892	$5,815,892

E V E N T I D E F U N D S Annual Report 30 June 2015	30

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 preferred stock are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

The total change in unrealized appreciation included in the Statement of Operations attributable to level 3 investments still held at June 30, 2015 was $0.

b) Federal Income Tax — The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2015, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2015, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended, June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c) Distributions to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d) Multiple Class Allocations — Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Security Transactions and Investment Income — Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E V E N T I D E F U N D S Annual Report 30 June 2015	31

g) Indemnification — The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h) Redemption Fees and Sales Charges (loads) — A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class C share purchases prior to November 1, 2013, are subject to a deferred sales charge (“CDSC”) of 1.00% that is imposed in the event of certain redemption transactions within one year following each investment. Class A shares purchased prior to September 1, 2014, where the sales charge was waived are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2015, there were redemption fees of $12 paid to the Eventide Gilead Fund and there were $2,999 in CDSC fees paid to the Distributor. For the year ended June 30, 2015, there were redemption fees of $154,805 paid to the Eventide Healthcare & Life Sciences Fund and there were $3,113 in CDSC fees paid to the Distributor.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Eventide Gilead Fund	$971,098,797	$192,808,127
Eventide Healthcare & Life Sciences Fund	$114,859,034	$38,884,620

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC. acts as investment manager to the Funds pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the

E V E N T I D E F U N D S Annual Report 30 June 2015	32

Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2015, management fees of $11,058,426 and $1,837,070 were incurred by the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% and 1.43% of average daily net assets for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, at least until October 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2015, the Manager waived management fees of $0 from the Eventide Gilead Fund and recaptured fees of $90,538 from the Eventide Healthcare & Life Sciences Fund, respectively.

The Eventide Gilead Fund does not have any expenses previously waived by the Manager that are subject to reimbursement and did not waive any further expenses during the year ended June 30, 2015.

The Eventide Healthcare & Life Sciences Fund recaptured all possible reimbursed expenses and did not waive any further expense during the year ended June 30, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2015, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund incurred $397,154 and $46,002 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 per fund and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

E V E N T I D E F U N D S Annual Report 30 June 2015	33

The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the year ended June 30, 2015, the Distributor received $449,266 and $198,098 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2015 and June 30, 2014 was as follows:

For the year ended June 30, 2015:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Eventide Gilead Fund	—	$1,338,342	—	$1,338,342
Eventide Healthcare & Life Sciences Fund	—	—	—	—
For the year ended June 30, 2014:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Eventide Gilead Fund	—	$2,241,083	—	$2,241,083
Eventide Healthcare & Life Sciences Fund	—	—	—	—

E V E N T I D E F U N D S Annual Report 30 June 2015	34

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

					Post October
	Undistributed	Undistributed	Capital	Other	Loss and	Unrealized	Accumulated
	Ordinary	Long-Term	Loss Carry	Book/Tax	Late Year	Appreciation/	Earnings/
	Income	Capital Gains	Forwards	Differences	Loss	(Depreciation)	(Deficits)
Eventide Gilead Fund	$562,574	$20,674,183	—	—	$(5,476,093)	$253,331,816	$269,092,480
Eventide Healthcare & Life Sciences Fund	—	4,925,931	—	—	(1,662,943)	73,795,787	77,058,775

The difference between book basis and tax basis unrealized appreciation, undistributed net investment losses and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Eventide Gilead Fund	$5,476,093
Eventide Healthcare & Life Sciences Fund	$1,662,943

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, and tax adjustments for C-Corporation return of capital distributions and real estate investment trusts, resulted in reclassification for the year ended June 30, 2015 as follows:

		Accumulated Net	Accumulated Net
	Paid In Capital	Investment Income	Realized Gain (Loss) from
		(Loss)	Security Transactions
Eventide Gilead Fund	—	$4,043,825	$(4,043,825)
Eventide Healthcare & Life Sciences Fund	$(1,635,987)	$1,635,987	—

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund at June 30, 2015 are noted in the Fund’s Portfolio of Investments. Transactions during the year with companies which are affiliates are as follows:

E V E N T I D E F U N D S Annual Report 30 June 2015	35

		Value - Beginning		Sales	Dividends	Value -End of
CUSIP	Description	of Year	Purchases	Proceeds	Credited to Income	Year
CCGIUNR$1	Car Charging Group, Inc.	$4,999,436	$—	$—	$—	$1,484,223
CCGIPRE$1	Car Charging Group, Inc.- Preferred	—	5,815,892	—	145,400	5,815,892
CCGI$WAR	Car Charging Group, Inc. - Warrant	—	—	—	—	144,776
CCGI$WAR2	Car Charging Group, Inc. – Warrant	—	—	—	—	108,767

(6)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

(7)	PRIVATE INVESTMENT RISK

The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid. The terms of the Collegium Pharmaceuticals, Inc. PIPE states that the Fund is not able to sell the holding for 180 days from the effective date of the registration statements (5/12/15).

(8)	OTHER INCOME

The statement of assets and liabilities of the Eventide Gilead Fund includes income received from Car Charging Group, Inc. (“CCGI”), a series of unregistered shares that is being assessed a penalty for violating their December 9, 2013 Registration Rights Agreement (the “Agreement”). The penalty was assessed for violating two sections of the Agreement. As per the Agreement with the Eventide Gilead Fund, CCGI must pay the Fund for both the delay in the registration filing and a delay in the registration being completed. The

E V E N T I D E F U N D S Annual Report 30 June 2015	36

penalty assessed was deemed to be $670,422 of which $217,857 was recognized as income as of June 30, 2014 with the remaining balance of $452,635 recognized as income as of or during the year ended June 30, 2015. On February 5th 2015 Eventide Gilead Fund and CCGI executed an amendment to the Agreement which gave the Fund an additional $670,422 worth of series C preferred shares of CCGI in place of the registrations right penalties plus interest. The CCGI holding is unregistered and deemed to be restricted as to their resale and therefore deemed to be illiquid. As of June 30, 2015 the CCGI holding represents 0.4% of Total Net Assets.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

E V E N T I D E F U N D S Annual Report 30 June 2015	37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust

and the Shareholders of Eventide Gilead Fund

and Eventide Healthcare & Life Sciences Fund

We have audited the accompanying statement of assets and liabilities of Eventide Gilead Fund, a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolio of investments, as of June 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. We have also audited the accompanying statement of assets and liabilities of Eventide Healthcare & Life Sciences Fund, a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolio of investments, as of June 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period December 27, 2012 (commencement of operations) through June 30, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian, brokers and other appropriate parties or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund as of June 30, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and their financial highlights for each of the years or period presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 31, 2015

E V E N T I D E F U N D S Annual Report 30 June 2015	38

E V E N T I D E  F U N D S

Expense Examples (Unaudited) 30 June 2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

E V E N T I D E F U N D S Annual Report 30 June 2015	39

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *	Account Value	During Period
	Expense Ratio	1/1/15	6/30/15		6/30/15
Eventide Gilead Fund
Class N	1.35%	$1,000.00	$1,105.30	$7.06	$1,018.09	$6.76
Class A	1.40%	$1,000.00	$1,105.10	$7.31	$1,017.84	$7.01
Class C	2.15%	$1,000.00	$1,100.90	$11.20	$1,014.14	$10.73
Class I	1.15%	$1,000.00	$1,106.50	$6.02	$1,019.07	$5.77
Eventide Healthcare & Life Sciences Fund
Class N	1.50%	$1,000.00	$1,246.90	$8.36	$1,017.35	$7.50
Class A	1.55%	$1,000.00	$1,245.90	$8.60	$1,017.13	$7.73
Class C	2.30%	$1,000.00	$1,241.30	$12.81	$1,013.36	$11.51
Class I	1.30%	$1,000.00	$1,247.50	$7.25	$1,018.35	$6.51

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

E V E N T I D E F U N D S Annual Report 30 June 2015	40

Consideration and Renewal of Management Agreement with

Eventide Asset Management, LLC with respect to the Eventide Healthcare and Life Sciences Fund

In connection with the regular meeting held on May 21 & 22, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”), with respect to Eventide Gilead Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Eventide (“Eventide 15c Response”).

Nature, Extent and Quality of Service. The Trustees reviewed Eventide’s 15(c) Response, which provided an overview of the services provided by Eventide, as well as information on the personnel and compliance program of Eventide. The Board noted Eventide’s compliance monitoring program to ensure that Eventide adheres to its socially responsible mandate, and dedication to the overall shareholder service experience. The Board discussed Eventide’s unified message with the emphasized importance of socially responsible investing. The Board discussed Eventide’s proprietary portfolio management methodology, and noted positively Eventide’s dedicated research team. The Board noted Eventide’s strong compliance culture. The Trustees concluded that they were very pleased with the high quality of services provided by Eventide.

Performance. The Trustees reviewed the Fund’s performance and agreed that it continues to be strong. They noted the Fund’s excellent performance relative to its peer group and Morningstar category for the one year, five year and since inception periods. The Trustees considered that Eventide appears to employ an active investment style as evidenced by the Fund’s low R-squared ratio which reflects a low correlation of returns to the index. The Trustees concluded that performance was reasonable.

Fees and Expenses. The Trustees considered the Fund’s advisory fee, noting that it is above the average for both the peer group and Morningstar category, but well within the range of fees charged for both benchmarks. They considered the additional cost of the implementation of a socially responsible overlay and proprietary trading system that increases efficiencies and consistency for the Fund. They acknowledged Eventide provides an actively managed portfolio, as evidenced by its low R-squared ratio, managed by a highly skilled portfolio management team noting in particular that one of the portfolio managers has a background as a biotech expert.

Profitability. The Trustees reviewed the profitability analysis provided by Eventide. They noted that the analysis did not account for any salary or other compensation paid to portfolio managers who own the firm, and the profitability shown would be significantly decreased if this imputed cost was considered. The Trustees considered the impact of the Fund’s recent significant increase in assets. The Trustees noted that

E V E N T I D E F U N D S Annual Report 30 June 2015	41

Eventide continues to maintain a meaningful level of profit but that such profit is reasonable in light of the services provided and the expertise of Fund management personnel.

Economies of Scale. The Trustees discussed that the Fund is currently benefiting from economies of scale because the expense ratio has declined and is expected to continue to decline. The Trustees discussed the Fund’s capacity constraints. The Trustees concluded that shareholders are benefiting from some operating economies, and advisory fee breakpoints would be reconsidered at the next renewal.

Conclusion. Having requested and received such information from Eventide as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Management Agreement is in the best interests of the shareholders of the Eventide Gilead Fund.

E V E N T I D E F U N D S Annual Report 30 June 2015	42

E V E N T I D E  F U N D S

Additional Information (Unaudited) 30 June 2015

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Properties, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	40	Variable Insurance Trust since 2010

Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	40	Variable Insurance Trust since 2010

Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	40	Variable Insurance Trust since 2010

E V E N T I D E F U N D S Annual Report 30 June 2015	43

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Jerry Szilagyi 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1962	Trustee and President	Trustee since 7/2006; President since 2/2012	Managing Member, Catalyst Capital Advisors LLC, 1/2006-present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Member, Catalyst Mutuals Fund Distributors LLC, 12/2014-present; President, MFund Distributors LLC, 10/2012- present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	40	Variable Insurance Trust since 2010

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.	N/A	N/A

Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012.	N/A	N/A

Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Vice President, Gemini Fund Services, LLC, since 2012; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008 – 2012.	N/A	N/A

E V E N T I D E F U N D S Annual Report 30 June 2015	44

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Sam Singh 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1976	Assistant Treasurer	Since 2/2015	Vice President, Gemini Fund Services, LLC since 1/2015; Assistant Vice President, Gemini Fund Services, LLC, 2011-12/2014; Assistant Vice President of Fund Administration, BNY Mellon, 2007-2011.	N/A	N/A

Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 5/2015	Associate, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.	N/A	N/A

Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Secretary since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010.	N/A	N/A

*	The term of office of each Trustee is indefinite.

**	The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***	The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

E V E N T I D E F U N D S Annual Report 30 June 2015	45

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

E V E N T I D E F U N D S Annual Report 30 June 2015	46

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	2 of 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

Questions?	Call 1-866-447-4228

M U T U A L  F U N D  S E R I E S  T R U S T

17605 Wright Street
Omaha, NE 68130

MANAGER
Eventide Asset Management, LLC
One International Place
Floor 35
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2015	2014
Eventide Gilead Fund	12,500	11,965
Eventide Healthcare & Life Sciences Fund	11,250	12,547

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2015	2014
Eventide Gilead Fund	2,000	2,000
Eventide Healthcare & Life Sciences Fund	2,000	2,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2015 and 2014 respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2015 and 2014 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 8, 2015